                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883

                    Oppenheimer Rochester Ohio Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                        Coupon     Maturity       Value
-----------                                                     --------   ----------   -----------
Municipal Bonds and Notes--110.9%
Ohio--84.4%
$    40,000   Adams County, OH Valley Local School
              District(1)                                        5.250%    12/01/2021   $    40,018
  1,000,000   American Municipal Power-OH (Prairie State
              Energy Campus)(1)                                  5.750     02/15/2039     1,026,460
     35,000   Ashland County, OH Health Care Facilities
              (Good Shepherd Home for the Aged)(1)               6.050     12/15/2019        29,119
      5,000   Athens County, OH Community Mental Health
              (Kevin Coleman Foundation/Mahoning County
              Chemical Obligated Group)(1)                       6.000     03/01/2013         5,031
     10,000   Auglaize County, OH (Lake Pleasant Central
              School)(1)                                         7.000     12/01/2011        10,050
    100,000   Blue Ash, OH Tax Increment Financing (Duke
              Realty)(1)                                         5.000     12/01/2035        73,595
  2,145,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                5.125     06/01/2024     1,733,439
  7,000,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)                                   5.875     06/01/2047     3,956,400
  4,000,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                6.500     06/01/2047     2,469,000
 53,300,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)                                   7.501(2)  06/01/2052       542,594
  2,980,000   Centerville, OH Health Care (Bethany Lutheran
              Village)(1)                                        5.750     11/01/2022     2,243,672
     60,000   Clermont County, OH Hospital Facilities (Mercy
              Health System)(1)                                  5.625     09/01/2021        56,234
    155,000   Cleveland, OH Airport (Continental Airlines)(1)    5.375     09/15/2027        90,562
    275,000   Cleveland, OH Airport (Continental Airlines)(1)    5.700     12/01/2019       193,647
    410,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
              (Ambleside Apartments)(1)                          7.000     06/01/2018       392,682
    150,000   Cleveland-Cuyahoga County, OH Port Authority
              (Perrysburg)(1)                                    4.800     11/15/2035        95,544
    210,000   Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                                5.750     05/15/2020       180,529
    385,000   Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                                5.800     05/15/2027       300,720
      5,000   Coldwater Village, OH School District(1)           5.350     12/01/2011         5,084
  1,250,000   Columbus-Franklin County, OH Finance
              Authority, Series A(1)                             6.000     05/15/2035     1,133,100
     85,000   Cuyahoga County, OH Health Care Facilities
              (Menorah Park Center for Senior Living)(1)         6.600     02/15/2018        76,034
     70,000   Cuyahoga County, OH Health Care Facilities
              (Senior Living Bet Moshev Zekenim)(1)              6.700     08/15/2028        55,333
     25,000   Cuyahoga County, OH Health Care Facilities
              (Senior Living Bet Moshev Zekenim)(1)              6.800     02/15/2035        19,310
     45,000   Cuyahoga County, OH Hospital (Cleveland
              Clinic)(1)                                         5.125     01/01/2029        45,579
     35,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                         5.125     02/15/2013        35,014


                  1 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                        Coupon     Maturity       Value
-----------                                                     --------   ----------   -----------
$    25,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                         5.125%    02/15/2015   $    25,000
     35,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                         5.125     02/15/2017        34,266
    105,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                         5.250     02/15/2019       100,801
     10,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                         5.375     02/15/2012        10,009
     10,000   Cuyahoga County, OH Hospital (W.O. Walker
              Center)(1)                                         5.000     01/01/2023         8,625
      5,000   Cuyahoga County, OH Hospital Facilities
              (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)(1)    6.750     01/01/2010         5,112
  1,290,000   Cuyahoga County, OH Hospital Facilities
              (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)(1)    7.500     01/01/2030     1,299,933
     15,000   Cuyahoga County, OH Utility System (The
              Medical Center Company)(1)                         5.800     08/15/2009        15,048
    260,000   Cuyahoga County, OH Utility System (The
              Medical Center Company)(1)                         5.850     08/15/2010       260,525
    425,000   Dayton, OH Airport (James M. Cox)(1)               5.250     12/01/2023       371,412
     20,000   Dayton, OH Airport (James M. Cox)(1)               5.350     12/01/2032        16,324
     75,000   Dayton, OH Special Facilities (EAFC/EWA
              Obligated Group)(1)                                5.625     02/01/2018        75,359
    100,000   Erie County, OH Hospital Facilities (Firelands
              Regional Medical Center)(1)                        5.500     08/15/2022        92,081
    265,000   Fairfield County, OH Hospital Improvement
              (Lancaster-Fairfield Community Hospital)(1)        5.500     06/15/2021       265,615
     25,000   Finneytown, OH Local School District(1)            5.800     12/01/2024        25,067
     10,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)                5.250     08/15/2018         7,975
     55,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)                5.375     08/15/2028        37,000
     15,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)                5.375     08/15/2028        10,091
      5,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)         5.400     07/01/2010         4,958
     10,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)         5.500     07/01/2011         9,759
     15,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)         5.500     07/01/2017        12,653
    390,000   Franklin County, OH Hospital (Trinity
              Health)(1)                                         5.800     06/01/2016       390,464
     10,000   Franklin County, OH Industrial Devel. (FMC
              Corp.)(1)                                          7.125     10/01/2009        10,021
     20,000   Franklin County, OH Mtg. (Briggs/Wedgewood
              Assoc.)(1)                                         5.650     11/20/2022        20,231
    160,000   Franklin County, OH Mtg. (Villas at St.
              Therese)(1)                                        5.500     07/01/2021       126,102
     25,000   Franklin County, OH Multifamily Hsg. (Hamilton
              Creek)(1)                                          5.550     07/01/2024        25,001
     40,000   Franklin County, OH Revenue (New Lincoln
              Lodge)(1)                                          6.850     02/01/2035        41,411
    225,000   Glenwillow Village, OH GO(1)                       5.875     12/01/2024       229,646


                  2 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                        Coupon     Maturity       Value
-----------                                                     --------   ----------   -----------
$   192,500   Greene County, OH Economic Devel. (YMCA)(1)        6.000%    12/01/2023   $   134,960
     55,000   Greene County, OH University Hsg. (Central
              State University)(1)                               5.100     09/01/2035        30,788
     55,000   Greene County, OH University Hsg. (Central
              State University)(1)                               5.375     09/01/2022        38,580
     35,000   Greene County, OH University Hsg. (Central
              State University)(1)                               5.625     09/01/2032        21,830
  2,500,000   Grove City, OH Tax Increment Financing(1)          5.375     12/01/2031     1,502,350
     49,000   Heath City, OH School District(1)                  6.375     12/01/2027        48,138
  5,000,000   Hickory Chase, OH Community Authority
              Infrastructure Improvement(1)                      7.000     12/01/2038     4,064,550
  1,775,000   Jeffrey Place, OH New Community Authority
              (Jeffrey Place Redevel.)(1)                        5.000     12/01/2032       973,179
    500,000   Lake County, OH Hospital Facilities (Lake
              Hospital System)(1)                                6.000     08/15/2043       439,415
     20,000   Lake County, OH Sewer District Improvements(1)     6.250     12/01/2014        20,058
      5,000   Lakewood, OH GO(1)                                 5.125     12/01/2017         5,065
     80,000   Lorain County, OH Elderly Hsg. Corp. (Harr
              Plaza)(1)                                          6.375     07/15/2019        70,111
     10,000   Lorain County, OH Health Care Facilities
              (Kendal at Oberlin)(1)                             5.250     02/01/2021         9,122
     15,000   Lorain County, OH Health Care Facilities
              (Kendal at Oberlin)(1)                             5.375     02/01/2012        15,005
     10,000   Lorain County, OH Hospital (Catholic
              Healthcare Partners)(1)                            5.375     10/01/2030         9,661
     20,000   Lorain County, OH Hospital (Catholic
              Healthcare Partners)(1)                            5.625     09/01/2016        20,104
     15,000   Lorain County, OH Hospital (Catholic
              Healthcare Partners)(1)                            5.625     09/01/2017        15,078
    500,000   Lorain County, OH Multifamily Hsg. (Kensington
              Square)(1)                                         5.800     07/20/2050       511,745
    200,000   Lorain County, OH Port Authority (Alumalloy
              LLC)(1)                                            6.000     11/15/2025       136,826
     20,000   Lorain, OH GO(1)                                   5.650     12/01/2015        20,356
     10,000   Lucas County, OH Hospital (Toledo
              Hospital/Flower Hospital/Promedica Continuing
              Care Services Corp. Obligated Group)(1)            5.375     11/15/2023         9,608
     50,000   Mahoning County, OH Board of Education (Career
              & Technical Center)(1)                             6.750     12/01/2036        50,796
     80,000   Mahoning County, OH Hospital Facilities (Forum
              Health Obligated Group)(1)                         5.000     11/15/2025        53,696
    480,000   Mahoning County, OH Hospital Facilities (Forum
              Health/Trumbull Memorial Hospital/Beeghly Oaks)    6.000     11/15/2032       302,438
    170,000   Marblehead, OH GO (Island View Waterline)(1)       5.250     12/01/2026       166,199
     50,000   Meigs County, OH Industrial Devel. Revenue
              (Meigs Convalescent)(1)                            8.250     12/01/2016        50,124
    260,000   Middleburg Heights, OH Hospital (Southwest
              General Health Center)                             5.625     08/15/2015       265,860
    500,000   Montgomery County, OH (Miami Valley
              Hospital)(1)                                       6.250     11/15/2033       508,150
     80,000   Montgomery County, OH Sewer (Greater
              Moraine-Beaver Creek)(1)                           5.600     09/01/2011        80,499


                  3 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                        Coupon     Maturity       Value
-----------                                                     --------   ----------   -----------
$   120,000   Muskingum County, OH Hospital Facilities
              (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
              Obligated Group)(1)                                5.400%    12/01/2016   $   118,054
    135,000   Muskingum County, OH Hospital Facilities
              (FSCCHM)(1)                                        5.375     02/15/2012       135,070
    325,000   New Carlisle, OH (Twin Creek)(1)                   6.125     11/01/2026       329,079
     30,000   North Canton, OH Health Care Facilities
              (Waterford at St. Luke)(1)                         5.800     11/15/2028        21,001
    500,000   OH Air Quality Devel. Authority (FirstEnergy
              Solutions Corp.)(1)                                5.625     06/01/2018       501,990
    700,000   OH Air Quality Devel. Authority (Fostoria
              Ethanol)(1)                                        8.500     02/01/2020       483,875
     50,000   OH Air Quality Devel. Authority (Fostoria
              Ethanol)(1)                                       10.000     02/01/2020        34,558
    450,000   OH Air Quality Devel. Authority (JMG
              Funding)(1)                                        5.625     10/01/2022       395,654
    805,000   OH Air Quality Devel. Authority (JMG
              Funding)(1)                                        5.625     01/01/2023       704,222
    700,000   OH Air Quality Devel. Authority (Marion
              Ethanol)(1)                                        8.500     02/01/2020       483,875
      5,000   OH Capital Corp. for Hsg. (Section 8 Asst.
              Hsg.)(1)                                           6.000     07/01/2015         5,009
    150,000   OH Economic Devel. (Astro Instrumentation)(1)      5.450     06/01/2022       145,106
     15,000   OH Economic Devel. (Ohio Enterprise Bond
              Fund)(1)                                           5.150     12/01/2017        14,648
     35,000   OH Environmental Facilities (Ford Motor
              Company)                                           5.950     09/01/2029        21,431
     65,000   OH Environmental Facilities (Ford Motor
              Company)                                           6.150     06/01/2030        40,290
    175,000   OH Greater Cincinnati Elderly Hsg. Finance
              Corp. (Cambridge Apartments)(1)                    6.600     08/01/2025       175,201
    220,000   OH HFA(1)                                          5.250     09/01/2030       207,176
  1,000,000   OH HFA(3)                                          5.400     09/01/2033     1,000,640
     10,000   OH HFA (Oakleaf Village)(1)                        5.700     09/01/2026        10,004
     20,000   OH HFA (Wind River Apartments)(1)                  5.650     05/01/2032        20,023
     10,000   OH HFA, Series A-1(1)                              5.400     09/01/2029        10,013
    200,000   OH Pollution Control (General Motors Corp.)(4)     5.625     03/01/2015        30,000
    850,000   OH Port Authority of Columbiana Solid Waste
              (A&L Salvage)(4,5,6)                              14.500     07/01/2028            --
    100,000   OH Port Authority of Columbiana Solid Waste
              (Liberty Waste Transportation)(1)                  7.125     08/01/2025        73,276
  2,000,000   OH RiverSouth Authority (Lazarus Building
              Redevel.)(1)                                       5.750     12/01/2027     1,620,140
     50,000   OH Sewage & Solid Waste Disposal (Anheuser
              Busch)(1)                                          6.000     07/01/2035        43,836
    195,000   OH Solid Waste (General Motors Corp.)(4)           6.300     12/01/2032        29,250
    600,000   OH Solid Waste Disposal (USG Corp.)(1)             5.600     08/01/2032       372,018
    950,000   OH Solid Waste Disposal (USG Corp.)(1)             5.650     03/01/2033       593,237
    215,000   OH Solid Waste Disposal (USG Corp.)(1)             6.050     08/01/2034       141,092
    250,000   OH Western Reserve Port Authority Solid Waste
              Facility (Central Waste)                           6.350     07/01/2027       181,985
    500,000   Orange Village, OH GO(1)                           5.500     12/01/2027       477,095
    390,000   Orange Village, OH GO (Chagrin)(1)                 5.250     12/01/2024       372,594
     50,000   Pike County, OH Hospital Facilities (Pike
              Health Services)(1)                                6.750     07/01/2017        46,735


                  4 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                        Coupon     Maturity       Value
-----------                                                     --------   ----------   -----------
$   225,000   Port of Greater Cincinnati, OH Devel.
              Authority (Public Parking Infrastructure)(1)       6.400%    02/15/2034   $   161,345
     10,000   Ravenna, OH GO(1)                                  6.300     02/01/2013        10,028
     20,000   Seven Hills, OH GO(1)                              6.250     12/01/2020        20,749
     15,000   Sheffield, OH GO(1)                                7.250     12/01/2011        15,017
      5,000   Springboro, OH Special Assessment(1)               6.250     12/01/2014         5,108
     25,000   Springboro, OH Special Assessment (Pioneer
              Blvd.)(1)                                          6.350     12/01/2014        25,046
    940,000   Summit County, OH Port Authority(1)                6.500     05/15/2039       697,207
    850,000   Sylvania, OH City School District(1)               5.000     12/01/2032       852,168
     35,000   Toledo, OH GO(1)                                   6.350     12/01/2025        35,075
     60,000   Toledo, OH Multifamily Hsg. (Commodore
              Perry)(1)                                          5.400     12/01/2023        60,110
     95,000   Toledo, OH Multifamily Hsg. (Commodore
              Perry)(1)                                          5.450     12/01/2028        93,432
      5,000   Toledo, OH Multifamily Hsg. (Hillcrest
              Apartments)(1)                                     5.250     12/01/2018         5,020
    130,000   Toledo, OH Multifamily Hsg. (Hillcrest
              Apartments)(1)                                     5.300     12/01/2028       125,115
    240,000   Toledo-Lucas County, OH Port Authority(1)          5.500     05/15/2020       186,168
  2,680,000   Toledo-Lucas County, OH Port Authority
              (Crocker Park)(1)                                  5.375     12/01/2035     2,222,712
  1,070,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                5.125     11/15/2025       718,858
     50,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                5.400     05/15/2019        41,913
    975,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                6.000     11/15/2027       743,223
     50,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                6.375     11/15/2032        37,544
    170,000   Toledo-Lucas County, OH Port Authority
              (Preston)(1)                                       4.800     11/15/2035       102,723
  1,050,000   Toledo-Lucas County, OH Port Authority (Town
              Square at Levis Commons)(1)                        5.400     11/01/2036       870,713
  1,500,000   Tuscarawas County, OH (Union Hospital
              Assoc.)(1)                                         6.500     10/01/2021     1,500,000
  1,500,000   Warren County, OH Port Authority (Corridor 75
              Park)(1)                                           7.500     12/01/2034     1,189,665
     10,000   Warren, OH Waterworks(1)                           5.000     11/01/2022        10,001
    100,000   Wood County, OH Industrial Devel. (Schutz
              Container System)(1)                               7.125     06/01/2013       100,581
                                                                                        -----------
                                                                                         46,581,228
                                                                                        -----------
U.S. Possessions--26.5%
    500,000   Guam GO(1)                                         6.750     11/15/2029       494,605
    750,000   Guam GO(1)                                         7.000     11/15/2039       747,578
    250,000   Northern Mariana Islands Commonwealth, Series
              A(1)                                               5.000     06/01/2030       180,225
  2,400,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2044     2,180,184
    800,000   Puerto Rico Electric Power Authority, Series
              UU(1)                                              1.509(7)  07/01/2031       390,360
     20,000   Puerto Rico HFC(1)                                 5.100     12/01/2018        20,180
     90,000   Puerto Rico IMEPCF (American Airlines)             6.450     12/01/2025        38,448
    250,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       5.600     10/01/2014       236,388
    765,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.250     10/01/2024       621,784
  2,120,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.500     10/01/2037     1,583,937
  1,580,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                     5.375     02/01/2019     1,354,692


                  5 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                        Coupon     Maturity       Value
-----------                                                     --------   ----------   -----------
$    20,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)    6.250%    07/01/2016   $    20,019
      5,000   Puerto Rico ITEMECF (Mennonite General
              Hospital)(1)                                       6.500     07/01/2012         4,942
     75,000   Puerto Rico ITEMECF (San Lucas & Cristo
              Redentor Hospitals)(1)                             5.750     06/01/2029        37,388
  2,085,000   Puerto Rico Port Authority (American
              Airlines), Series A                                6.250     06/01/2026       890,854
     30,000   Puerto Rico Port Authority, Series D(1)            7.000     07/01/2014        30,047
     15,000   Puerto Rico Public Buildings Authority(1)          5.125     07/01/2024        13,252
    750,000   Puerto Rico Public Buildings Authority(3)          6.750     07/01/2036       749,070
    500,000   Puerto Rico Sales Tax Financing Corp., Series
              A(1)                                               5.750     08/01/2037       479,175
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                               0.000(8)  08/01/2032       631,000
    500,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                               5.750     08/01/2057       506,460
    500,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                               6.000     08/01/2042       490,110
     15,000   University of V.I., Series A(1)                    6.000     12/01/2019        12,693
  2,000,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                       4.700     07/01/2022     1,648,040
    335,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                       6.125     07/01/2022       321,111
    500,000   V.I. Public Finance Authority, Series A(1)         5.625     10/01/2025       469,305
     50,000   V.I. Water & Power Authority(1)                    5.300     07/01/2021        42,505
    500,000   V.I. Water & Power Authority, Series A(1)          5.000     07/01/2031       425,285
                                                                                        -----------
                                                                                         14,619,637
                                                                                        -----------
Total Investments, at Value (Cost $77,425,261)-110.9%                                    61,200,865
                                                                                        -----------
Liabilities in Excess of Other Assets-(10.9)                                             (6,036,125)
                                                                                        -----------
Net Assets-100.0%                                                                       $55,164,740

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See accompanying Notes.

(4.) Issue is in default. See accompanying Notes.

(5.) Illiquid security. The aggregate value of illiquid securities as of June
     30, 2009 was zero. See accompanying Notes.

(6.) Non-income-accruing security.

(7.) Represents the current interest rate for a variable or increasing rate security.

(8.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS


                  6 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                       LEVEL 2--
                          LEVEL 1--      OTHER        LEVEL 3--
                         UNADJUSTED   SIGNIFICANT    SIGNIFICANT
                           QUOTED      OBSERVABLE   UNOBSERVABLE
                           PRICES        INPUTS        INPUTS         VALUE
                         ----------   -----------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   Ohio                      $--      $46,581,228        $--       $46,581,228
   U.S. Possessions           --       14,619,637         --        14,619,637
                             ---      -----------        ---       -----------
Total Assets                 $--      $61,200,865        $--       $61,200,865
                             ---      -----------        ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
CSAHS     The Sisters of Charity of St. Augustine Health System
EAFC      Emery Air Freight Corp.
EWA       Emery Worldwide Airlines
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry.
GO        General Obligation
HFA       Housing Finance Agency
HFC       Housing Finance Corp.


                  7 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PP        Professionals PRN, Inc.
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
UHHS      University Hospitals Health System
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's


                  8 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such


                  9 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $1,736,305

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2009, securities with an aggregate market value of $59,250, representing 0.11% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 77,559,339
                                 ============
Gross unrealized appreciation    $    252,834
Gross unrealized depreciation     (16,611,308)
                                 ------------
Net unrealized depreciation      $(16,358,474)
                                 ============


                 10 | Oppenheimer Rochester Ohio Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009